NOTE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of note payable
	June 30,	December 31,
	2023	2022
Balance at beginning of the period	$4,926	$-
Additions	-	4,665
Repayments	(5,000)	-
Unwinding of fair value adjustment	74	261
Balance at end of the period	-	4,926
Less: Current portion	-	(4,926)
Non-current portion	$-	$-